Fees Summary	Apr. 10, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,495,462,500.00
Previously Paid Amount	0.00
Total Fee Amount	228,955.31
Total Offset Amount	228,955.31
Net Fee	0.00
Narrative - Max Aggregate Offering Price	$ 1,495,462,500.00
Final Prospectus	true